GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 80.3%
	Agriculture — 6.2%
76,000	Archer-Daniels-Midland Co.(a)	$3,277,880
30,500	Bunge Ltd.(a)	1,618,635
108,990	Nutrien Ltd.(a)	5,750,312

		10,646,827

	Energy and Energy Services — 19.3%
15,000	Anadarko Petroleum Corp.(a)	682,200
11,400	Apache Corp.(a)	395,124
13,500	Baker Hughes, a GE Company(a)	374,220
42,000	BP plc, ADR(a)	1,836,240
18,800	Cabot Oil & Gas Corp.(a)	490,680
21,500	Chevron Corp.(a)	2,648,370
3,100	Cimarex Energy Co	216,690
5,800	Concho Resources Inc.(a)	643,568
9,400	ConocoPhillips	627,356
12,500	Devon Energy Corp.(a)	394,500
4,000	Diamondback Energy Inc.	406,120
41,500	Eni SpA	733,394
11,700	EOG Resources Inc.(a)	1,113,606
54,000	Exxon Mobil Corp.(a)	4,363,200
26,000	Halliburton Co.(a)	761,800
4,000	Helmerich & Payne Inc.	222,240
3,100	Hess Corp.(a)	186,713
7,000	HollyFrontier Corp.	344,890
53,982	Kinder Morgan Inc.(a)	1,080,180
25,000	Marathon Oil Corp.	417,750
27,595	Marathon Petroleum Corp.(a)	1,651,561
18,500	Noble Energy Inc.(a)	457,505
12,000	Occidental Petroleum Corp.(a)	794,400
8,000	ONEOK Inc.	558,720
12,000	Phillips 66(a)	1,142,040
4,100	Pioneer Natural Resources Co.(a)	624,348
96,500	Royal Dutch Shell plc, Cl. A	3,033,457
27,270	Schlumberger Ltd.(a)	1,188,154
21,800	Suncor Energy Inc.(a)	706,974
15,000	Sunoco LP	467,400
17,000	TechnipFMC plc	399,840
33,000	The Williams Companies Inc.(a)	947,760
36,000	TOTAL SA, ADR(a)	2,003,400
12,400	Valero Energy Corp.(a)	1,051,892

		32,966,292

	Food and Beverage — 2.0%
42,000	Mowi ASA	937,397
15,000	Pilgrim’s Pride Corp.†	334,350
30,000	Tyson Foods Inc., Cl. A(a)	2,082,900

		3,354,647

	Health Care — 5.0%
13,400	IDEXX Laboratories Inc.†(a)	2,996,240
54,000	Zoetis Inc.(a)	5,436,180

		8,432,420

Shares		Market Value
	Machinery — 6.6%
15,000	AGCO Corp.	$1,043,250
160,000	CNH Industrial NV(a)	1,632,000
34,800	Deere & Co.(a)	5,562,432
212,000	Kubota Corp.	3,059,587

		11,297,269

	Metals and Mining — 38.8%
120,000	Agnico Eagle Mines Ltd.(a)	5,220,000
100,000	Alacer Gold Corp.†	271,635
623,416	Alamos Gold Inc., Cl. A(a)	3,166,953
82,000	AngloGold Ashanti Ltd., ADR	1,074,200
25,000	Antofagasta plc	314,543
686,500	B2Gold Corp.†	1,929,065
447,244	Barrick Gold Corp.(a)	6,131,715
475,000	Belo Sun Mining Corp.†	104,856
20,000	BHP Group Ltd., ADR	1,093,400
600,000	Centamin plc	696,293
355,000	Continental Gold Inc.†	767,726
240,000	Detour Gold Corp.†	2,252,105
63,500	Endeavour Mining Corp.†	953,201
275,000	Evolution Mining Ltd.	714,666
75,000	Fortuna Silver Mines Inc.†	251,250
63,600	Franco-Nevada Corp.(a)	4,773,180
292,548	Fresnillo plc	3,318,018
221,800	Goldcorp Inc.(a)	2,537,392
502,000	Harmony Gold Mining Co. Ltd., ADR†	953,800
608,500	Hochschild Mining plc	1,637,397
59,100	Kirkland Lake Gold Ltd.	1,797,302
10,000	Labrador Iron Ore Royalty Corp.	219,853
30,000	MAG Silver Corp., New York†(b)(c)	319,800
50,000	MAG Silver Corp., Toronto†	533,000
91,200	Newcrest Mining Ltd.	1,661,664
99,500	Newmont Mining Corp.(a)	3,559,115
67,085	Northern Dynasty Minerals Ltd.†	40,385
136,256	Northern Star Resources Ltd.	865,901
719,950	OceanaGold Corp.	2,262,723
183,000	Osisko Gold Royalties Ltd.	2,055,472
17,400	Pan American Silver Corp.	230,550
600,000	Perseus Mining Ltd.†	195,974
130,000	Pretium Resources Inc.†	1,112,800
68,000	Rio Tinto plc, ADR(a)	4,001,800
46,200	Royal Gold Inc.(a)	4,200,966
70,000	SEMAFO Inc.†	194,335
97,000	Torex Gold Resources Inc.†	1,220,893
150,000	Wheaton Precious Metals Corp.(a)	3,573,000

		66,206,928

	Specialty Chemicals — 2.4%
25,000	CF Industries Holdings Inc.(a)	1,022,000
20,000	FMC Corp.(a)	1,536,400

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
58,500	The Mosaic Co.(a)	$1,597,635

		4,156,035

	TOTAL COMMON STOCKS	137,060,418

	RIGHTS — 0.0%
	Metals and Mining — 0.0%
90,000	Pan American Silver Corp., CVR†	27,000

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
$ 350,000	Osisko Gold Royalties Ltd., 4.000%, 12/31/22	270,650

	CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
400,000	Eldorado Gold Corp., 6.125%, 12/15/20(c)	392,480

	U.S. GOVERNMENT OBLIGATIONS — 19.3%
33,153,000	U.S. Treasury Bills, 2.339% to 2.481%††, 04/04/19 to 09/19/19(d)	33,020,801

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0% (Cost $199,349,793)	$170,771,349

(a)	Securities, or a portion thereof, with a value of $72,124,223 were deposited with the broker as collateral for options written.
(b)

At March 31, 2019, the Fund held an investment in a restricted and illiquid security amounting to $319,800 or 0.19% of total investments before options written, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/19 Carrying Value Per Share
30,000	MAG Silver Corp., New York	11/17/17	$314,100	$10.6600

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the market value of Rule 144A securities amounted to $712,280 or 0.42% of total investments before options written.

(d)	At March 31, 2019, $15,500,000 of the principal amount was pledged as collateral for options written.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	80.5%	$137,392,454
Europe	8.9	15,273,820
Asia/Pacific	4.0	6,794,328
Latin America	3.6	6,223,160
Japan	1.8	3,059,587
South Africa	1.2	2,028,000

Total Investments — Long Positions	100.0%	$170,771,349

Short Positions
North America	(5.8)%	$(9,962,976)
Europe	(0.1)	(160,711)
Japan	(0.1)	(64,039)
Asia/Pacific	(0.0)**	(34,912)

Total Investments — Short Positions	(6.0)%	$(10,222,638)

*	Total investments exclude options written.
**	Amount represents greater than (0.05)%.

As of March 31, 2019, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (3.5)%
Agnico Eagle Mines Ltd.	Pershing LLC	210	USD	913,500	USD	39.00	05/17/19	$105,006
Agnico Eagle Mines Ltd.	Pershing LLC	187	USD	813,450	USD	47.00	06/21/19	18,016
Agnico Eagle Mines Ltd.	Pershing LLC	210	USD	913,500	USD	45.00	08/16/19	48,667
Agnico Eagle Mines Ltd.	Pershing LLC	360	USD	1,566,000	USD	41.00	09/20/19	171,970
Anadarko Petroleum Corp.	Pershing LLC	70	USD	318,360	USD	47.50	05/17/19	12,105
Anadarko Petroleum Corp.	Pershing LLC	30	USD	136,440	USD	50.00	08/16/19	6,644
Anadarko Petroleum Corp.	Pershing LLC	50	USD	227,400	USD	52.50	09/20/19	9,292
Antofagasta plc	Morgan Stanley	25	GBP	241,500	GBp	880.00	06/21/19	28,022
Apache Corp.	Pershing LLC	57	USD	197,562	USD	37.00	06/21/19	7,425
Apache Corp.	Pershing LLC	57	USD	197,562	USD	35.00	07/19/19	13,299
Archer-Daniels-Midland Co.	Pershing LLC	240	USD	1,035,120	USD	44.00	05/17/19	16,714
Archer-Daniels-Midland Co.	Pershing LLC	280	USD	1,207,640	USD	44.00	06/21/19	28,507
Archer-Daniels-Midland Co.	Pershing LLC	240	USD	1,035,120	USD	43.00	07/19/19	42,903

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
B2Gold Corp.	Pershing LLC	1,120	USD	314,720	USD	3.50	06/21/19	$18,381
B2Gold Corp.	Pershing LLC	2,250	USD	632,250	USD	3.00	07/19/19	81,872
B2Gold Corp.	Pershing LLC	1,000	USD	281,000	USD	3.15	09/20/19	42,601
B2Gold Corp.	Pershing LLC	2,300	USD	646,300	USD	3.25	10/18/19	100,921
Baker Hughes, a GE Company	Pershing LLC	65	USD	180,180	USD	25.00	07/19/19	22,558
Baker Hughes, a GE Company	Pershing LLC	70	USD	194,040	USD	29.50	10/18/19	11,687
Barrick Gold Corp.	Pershing LLC	125	USD	171,375	USD	87.50	06/21/19	56,617
Barrick Gold Corp.	Pershing LLC	1,531	USD	2,099,001	USD	14.00	08/16/19	127,773
Barrick Gold Corp.	Pershing LLC	375	USD	514,125	USD	13.00	09/20/19	55,666
BHP Group Ltd., ADR	Pershing LLC	100	USD	546,700	USD	52.50	08/16/19	46,619
BHP Group Ltd., ADR	Pershing LLC	100	USD	546,700	USD	53.00	01/17/20	52,660
BP plc, ADR	Pershing LLC	142	USD	620,824	USD	42.00	04/19/19	27,686
BP plc, ADR	Pershing LLC	75	USD	327,900	USD	44.00	06/21/19	9,063
BP plc, ADR	Pershing LLC	48	USD	209,856	USD	45.00	06/21/19	3,819
BP plc, ADR	Pershing LLC	155	USD	677,660	USD	40.00	07/19/19	62,728
Bunge Ltd.	Pershing LLC	115	USD	610,305	USD	60.00	07/19/19	9,487
Cabot Oil & Gas Corp.	Pershing LLC	90	USD	234,900	USD	24.00	07/19/19	26,574
CF Industries Holdings Inc.	Pershing LLC	120	USD	490,560	USD	46.50	05/17/19	3,529
CF Industries Holdings Inc.	Pershing LLC	130	USD	531,440	USD	45.00	08/16/19	21,273
Chevron Corp.	Pershing LLC	80	USD	985,440	USD	125.00	05/17/19	15,458
Chevron Corp.	Pershing LLC	50	USD	615,900	USD	110.00	06/21/19	67,416
Chevron Corp.	Pershing LLC	85	USD	1,047,030	USD	119.00	08/16/19	60,655
CNH Industrial NV	Pershing LLC	500	USD	510,000	USD	10.50	05/17/19	17,898
CNH Industrial NV	Pershing LLC	600	USD	612,000	USD	10.50	07/19/19	27,864
Concho Resources Inc.	Pershing LLC	15	USD	166,440	USD	137.00	08/16/19	2,725
ConocoPhillips	Pershing LLC	89	USD	593,986	USD	70.00	05/17/19	9,632
ConocoPhillips	Pershing LLC	55	USD	367,070	USD	62.50	06/21/19	32,661
ConocoPhillips	Pershing LLC	50	USD	333,700	USD	70.00	08/16/19	13,514
Deere & Co.	Pershing LLC	120	USD	1,918,080	USD	150.00	06/21/19	174,703
Deere & Co.	Pershing LLC	120	USD	1,918,080	USD	155.00	08/16/19	159,198
Deere & Co.	Pershing LLC	120	USD	1,918,080	USD	160.00	09/20/19	143,121
Diamondback Energy Inc.	Pershing LLC	20	USD	203,060	USD	105.00	07/19/19	12,517
Eni SpA	Morgan Stanley	43	EUR	338,711	EUR	15.50	06/21/19	10,933
Eni SpA	Morgan Stanley	40	EUR	315,080	EUR	15.00	07/19/19	18,271
Eni SpA	Morgan Stanley	40	EUR	315,080	EUR	15.50	09/20/19	15,640
Evolution Mining Ltd.	The Goldman Sachs Group, Inc.	2,000	AUD	732,000	AUD	3.75	07/19/19	34,912
Exxon Mobil Corp.	Pershing LLC	90	USD	727,200	USD	80.00	04/19/19	14,469
Exxon Mobil Corp.	Pershing LLC	145	USD	1,171,600	USD	75.00	06/21/19	89,964

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exxon Mobil Corp.	Pershing LLC	115	USD	929,200	USD	75.00	07/19/19	$76,366
Exxon Mobil Corp.	Pershing LLC	45	USD	363,600	USD	80.00	08/16/19	14,015
Exxon Mobil Corp.	Pershing LLC	145	USD	1,171,600	USD	82.00	08/16/19	31,125
FMC Corp.	Pershing LLC	100	USD	768,200	USD	80.00	04/19/19	3,947
FMC Corp.	Pershing LLC	100	USD	768,200	USD	82.50	07/19/19	18,493
Franco-Nevada Corp.	Pershing LLC	230	USD	1,726,150	USD	77.50	04/19/19	13,290
Franco-Nevada Corp.	Pershing LLC	50	USD	375,250	USD	70.00	07/19/19	34,158
Franco-Nevada Corp.	Pershing LLC	140	USD	1,050,700	USD	76.00	07/19/19	45,951
Franco-Nevada Corp.	Pershing LLC	216	USD	1,621,080	USD	72.00	09/20/19	139,149
Goldcorp Inc.	Pershing LLC	397	USD	454,168	USD	11.00	06/21/19	33,247
Halliburton Co.	Pershing LLC	85	USD	249,050	USD	32.50	06/21/19	4,902
Halliburton Co.	Pershing LLC	175	USD	512,750	USD	30.00	07/19/19	29,145
Helmerich & Payne Inc.	Pershing LLC	20	USD	111,120	USD	52.50	05/17/19	8,217
Helmerich & Payne Inc.	Pershing LLC	20	USD	111,120	USD	50.00	09/20/19	14,960
Hess Corp.	Pershing LLC	20	USD	120,460	USD	58.00	06/21/19	10,520
HollyFrontier Corp.	Pershing LLC	35	USD	172,445	USD	60.00	09/20/19	3,538
HollyFrontier Corp.	Pershing LLC	35	USD	172,445	USD	55.00	01/17/20	11,496
Kinder Morgan Inc.	Pershing LLC	180	USD	360,180	USD	18.00	05/17/19	34,992
Kinder Morgan Inc.	Pershing LLC	180	USD	360,180	USD	20.00	07/19/19	14,693
Kinder Morgan Inc.	Pershing LLC	180	USD	360,180	USD	20.00	09/20/19	17,567
Kubota Corp.	Morgan Stanley	700	JPY	111,965,000	JPY	1,750.00	05/17/19	4,341
Kubota Corp.	The Goldman Sachs Group, Inc.	70,000	JPY	111,965,000	JPY	1,700.00	07/19/19	22,345
Kubota Corp.	The Goldman Sachs Group, Inc.	720	JPY	115,164,000	JPY	1,700.00	09/20/19	37,352
Marathon Oil Corp.	Pershing LLC	125	USD	208,875	USD	18.00	07/19/19	9,450
Marathon Petroleum Corp.	Pershing LLC	95	USD	568,575	USD	65.00	06/21/19	11,278
Marathon Petroleum Corp.	Pershing LLC	92	USD	550,620	USD	67.50	07/19/19	9,353
Marathon Petroleum Corp.	Pershing LLC	65	USD	389,025	USD	67.50	08/16/19	8,947
Marathon Petroleum Corp.	Pershing LLC	24	USD	143,640	USD	67.50	09/20/19	3,975
MOWI ASA	Morgan Stanley	42,000	NOK	8,085,000	NOK	200.00	09/20/19	35,560
Newmont Mining Corp.	Pershing LLC	250	USD	894,250	USD	35.00	06/21/19	53,753
Newmont Mining Corp.	Pershing LLC	150	USD	536,550	USD	35.00	08/16/19	40,924
Newmont Mining Corp.	Pershing LLC	150	USD	536,550	USD	36.00	08/16/19	33,058
Noble Energy Inc.	Pershing LLC	92	USD	227,516	USD	25.00	05/17/19	11,819
Noble Energy Inc.	Pershing LLC	93	USD	229,989	USD	25.00	08/16/19	21,134
Nutrien Ltd.	Pershing LLC	375	USD	1,978,500	USD	47.50	05/17/19	218,152
Nutrien Ltd.	Pershing LLC	340	USD	1,793,840	USD	50.00	06/21/19	141,573
Nutrien Ltd.	Pershing LLC	375	USD	1,978,500	USD	55.00	07/19/19	57,382
Occidental Petroleum Corp.	Pershing LLC	35	USD	231,700	USD	65.00	04/19/19	7,151

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Occidental Petroleum Corp.	Pershing LLC	85	USD	562,700	USD	67.50	07/19/19	$21,706
ONEOK Inc.	Pershing LLC	40	USD	279,360	USD	62.50	04/19/19	29,556
ONEOK Inc.	Pershing LLC	40	USD	279,360	USD	60.00	07/19/19	40,066
Phillips 66	Pershing LLC	40	USD	380,680	USD	90.00	05/17/19	24,670
Phillips 66	Pershing LLC	40	USD	380,680	USD	97.50	08/16/19	16,452
Phillips 66	Pershing LLC	40	USD	380,680	USD	97.50	09/20/19	17,496
Pretium Resources Inc.	Pershing LLC	550	USD	470,800	USD	10.00	11/15/19	45,931
Pretium Resources Inc.	Pershing LLC	400	USD	342,400	USD	9.00	12/20/19	51,417
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,000,450	USD	50.00	04/19/19	152,209
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,000,450	USD	50.00	07/19/19	165,796
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,000,450	USD	60.00	08/16/19	41,480
Rio Tinto plc, ADR	Pershing LLC	170	USD	1,000,450	USD	52.50	09/20/19	125,761
Royal Dutch Shell plc	Morgan Stanley	39	GBP	941,265	GBp	2,450.00	04/19/19	11,962
Royal Dutch Shell plc	Morgan Stanley	38	GBP	917,130	GBp	2,500.00	06/21/19	17,754
Royal Dutch Shell plc	Morgan Stanley	20	GBP	482,700	GBp	2,400.00	08/16/19	22,570
Royal Gold Inc.	Pershing LLC	132	USD	1,200,276	USD	90.00	06/21/19	61,865
Royal Gold Inc.	Pershing LLC	170	USD	1,545,810	USD	85.00	07/19/19	140,076
Royal Gold Inc.	Pershing LLC	160	USD	1,454,880	USD	87.50	08/16/19	117,098
Schlumberger Ltd.	Pershing LLC	90	USD	392,130	USD	45.00	06/21/19	13,174
Schlumberger Ltd.	Pershing LLC	70	USD	304,990	USD	47.00	07/19/19	8,029
Schlumberger Ltd.	Pershing LLC	45	USD	196,065	USD	41.50	08/16/19	18,141
Schlumberger Ltd.	Pershing LLC	23	USD	100,211	USD	45.00	08/16/19	5,078
Suncor Energy Inc.	Pershing LLC	73	USD	236,739	USD	30.00	06/21/19	21,447
Suncor Energy Inc.	Pershing LLC	75	USD	243,225	USD	33.00	07/19/19	10,054
Suncor Energy Inc.	Pershing LLC	70	USD	227,010	USD	34.00	09/20/19	8,910
TechnipFMC plc	Pershing LLC	85	USD	199,920	USD	25.00	07/19/19	9,521
TechnipFMC plc	Pershing LLC	85	USD	199,920	USD	25.00	10/18/19	14,721
The Williams Companies Inc.	Pershing LLC	45	USD	129,240	USD	27.00	06/21/19	9,395
The Williams Companies Inc.	Pershing LLC	46	USD	132,112	USD	29.50	07/19/19	4,054
The Williams Companies Inc.	Pershing LLC	110	USD	315,920	USD	28.00	08/16/19	20,444
TOTAL SA, ADR	Pershing LLC	120	USD	667,800	USD	57.50	05/17/19	8,024
TOTAL SA, ADR	Pershing LLC	115	USD	639,975	USD	57.50	06/21/19	9,379
TOTAL SA, ADR	Pershing LLC	125	USD	695,625	USD	57.50	08/16/19	17,296
Tyson Foods Inc.	Pershing LLC	150	USD	1,041,450	USD	55.00	04/19/19	217,683
Tyson Foods Inc.	Pershing LLC	150	USD	1,041,450	USD	60.00	07/19/19	153,527
Valero Energy Corp.	Pershing LLC	42	USD	356,286	USD	85.00	06/21/19	17,325
Valero Energy Corp.	Pershing LLC	42	USD	356,286	USD	87.50	06/21/19	12,408
Valero Energy Corp.	Pershing LLC	40	USD	339,320	USD	85.00	09/20/19	23,172

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
VanEck Vectors Gold Miners ETF	Pershing LLC	835	USD	1,872,070	USD	21.00	07/19/19	$181,195
VanEck Vectors Gold Miners ETF	Pershing LLC	275	USD	616,550	USD	22.50	08/16/19	36,896
Wheaton Precious Metals Corp.	Pershing LLC	435	USD	1,036,170	USD	23.00	07/19/19	77,600
Wheaton Precious Metals Corp.	Pershing LLC	110	USD	262,020	USD	22.00	08/16/19	28,725
Wheaton Precious Metals Corp.	Pershing LLC	371	USD	883,722	USD	25.00	08/16/19	39,838
Wheaton Precious Metals Corp.	Pershing LLC	484	USD	1,152,888	USD	26.00	09/20/19	45,894
Zoetis Inc.	Pershing LLC	180	USD	1,812,060	USD	85.00	06/21/19	296,014

TOTAL OTC CALL OPTIONS WRITTEN								$5,910,762

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (2.4)%
AGCO Corp.	75	USD	521,625	USD	60.00	05/17/19	$74,250
AGCO Corp.	75	USD	521,625	USD	65.00	08/16/19	54,000
Agnico Eagle Mines Ltd.	233	USD	1,013,550	USD	44.00	08/16/19	67,570
Alacer Gold Corp.	1,000	CAD	363,000	CAD	4.00	07/19/19	24,320
Alamos Gold Inc.	2,100	USD	1,066,800	USD	5.00	06/21/19	105,000
Alamos Gold Inc.	2,100	USD	1,066,800	USD	5.00	09/20/19	136,500
AngloGold Ashanti Ltd., ADR	410	USD	537,100	USD	12.00	04/18/19	55,350
AngloGold Ashanti Ltd., ADR	410	USD	537,100	USD	12.00	07/19/19	68,675
Barrick Gold Corp.	1,800	USD	2,467,800	USD	13.00	07/19/19	244,800
Cabot Oil & Gas Corp.	90	USD	234,900	USD	24.00	04/18/19	20,025
Cimarex Energy Co.	15	USD	104,850	USD	75.00	06/21/19	3,900
Cimarex Energy Co.	8	USD	55,920	USD	75.00	12/20/19	5,160
Cimarex Energy Co.	7	USD	48,930	USD	80.00	12/20/19	3,325
CNH Industrial NV	500	USD	510,000	USD	10.00	06/21/19	31,250
Concho Resources Inc.	8	USD	88,768	USD	110.00	06/21/19	7,040
Concho Resources Inc.	23	USD	255,208	USD	120.00	06/21/19	8,947
Concho Resources Inc.	7	USD	77,672	USD	110.00	09/20/19	7,980
Concho Resources Inc.	20	USD	221,920	USD	115.00	09/20/19	18,100
Detour Gold Corp.	725	CAD	909,150	CAD	11.50	05/17/19	77,309
Detour Gold Corp.	1,315	CAD	1,649,010	CAD	13.00	07/19/19	81,182
Detour Gold Corp.	360	CAD	451,440	CAD	14.00	10/18/19	23,302
Devon Energy Corp.	12	USD	37,872	USD	30.00	07/19/19	4,428
Devon Energy Corp.	50	USD	157,800	USD	32.00	07/19/19	12,050
Devon Energy Corp.	63	USD	198,828	USD	31.00	10/18/19	24,255
Diamondback Energy Inc.	20	USD	203,060	USD	100.00	08/16/19	19,500

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Encana Ltd.	35	USD	67,658	USD	19.00	06/21/19	$17,288
Endeavour Mining Corp.	160	CAD	320,960	CAD	19.00	04/18/19	15,864
Endeavour Mining Corp.	160	CAD	320,960	CAD	22.00	07/19/19	8,082
Endeavour Mining Corp.	165	CAD	330,990	CAD	22.00	09/20/19	13,273
Endeavour Mining Corp.	150	CAD	300,900	CAD	22.00	10/18/19	16,837
EOG Resources Inc.	52	USD	494,936	USD	100.00	04/18/19	4,992
EOG Resources Inc.	50	USD	475,900	USD	95.00	06/21/19	29,500
EOG Resources Inc.	50	USD	475,900	USD	105.00	07/19/19	13,450
Fortuna Silver Mines Inc.	750	USD	251,250	USD	4.00	06/21/19	7,500
Goldcorp Inc.	476	USD	544,544	USD	9.00	04/18/19	119,000
Goldcorp Inc.	800	USD	915,200	USD	11.00	07/19/19	72,000
Goldcorp Inc.	545	USD	623,480	USD	11.00	10/18/19	61,858
Harmony Gold Mining Co. Ltd., ADR	1,500	USD	285,000	USD	2.00	08/16/19	30,000
Harmony Gold Mining Co. Ltd., ADR	1,675	USD	318,250	USD	2.00	11/15/19	41,875
Hess Corp.	22	USD	132,506	USD	60.00	08/16/19	12,046
IDEXX Laboratories Inc.	45	USD	1,006,200	USD	200.00	04/18/19	106,650
IDEXX Laboratories Inc.	45	USD	1,006,200	USD	195.00	07/19/19	148,725
IDEXX Laboratories Inc.	45	USD	1,006,200	USD	210.00	12/20/19	134,550
Kirkland Lake Gold Ltd.	11	CAD	44,704	CAD	26.00	04/18/19	12,121
Kirkland Lake Gold Ltd.	300	CAD	1,219,200	CAD	36.00	09/20/19	157,144
Kirkland Lake Gold Ltd.	280	CAD	1,137,920	CAD	48.00	10/18/19	40,858
MAG Silver Corp.	400	USD	426,400	USD	7.50	05/17/19	130,000
MAG Silver Corp.	400	USD	426,400	USD	10.00	08/16/19	59,000
Marathon Oil Corp.	125	USD	208,875	USD	18.00	04/18/19	1,125
OceanaGold Corp.	1,400	CAD	588,000	CAD	4.00	04/18/19	30,381
OceanaGold Corp.	700	CAD	294,000	CAD	5.00	04/18/19	1,048
OceanaGold Corp.	2,500	CAD	1,050,000	CAD	5.00	07/19/19	19,643
OceanaGold Corp.	2,600	CAD	1,092,000	CAD	4.50	09/20/19	58,368
Osisko Gold Royalties Ltd.	300	CAD	450,300	CAD	12.00	06/21/19	69,593
Osisko Gold Royalties Ltd.	569	CAD	854,069	CAD	13.00	07/19/19	95,802
Osisko Gold Royalties Ltd.	500	CAD	750,500	CAD	15.00	07/19/19	33,674
Osisko Gold Royalties Ltd.	390	CAD	585,390	CAD	15.00	10/18/19	34,291
Pan American Silver Corp.	173	USD	229,225	USD	15.00	10/18/19	14,359
Pilgrim’s Pride Corp.	150	USD	334,350	USD	18.00	06/21/19	67,875
Pioneer Natural Resources Co.	17	USD	258,876	USD	145.00	06/21/19	24,735
Pioneer Natural Resources Co.	18	USD	274,104	USD	165.00	06/21/19	9,252
Pioneer Natural Resources Co.	16	USD	243,648	USD	150.00	09/20/19	26,624
Pretium Resources Inc.	350	USD	299,600	USD	8.00	01/17/20	57,750
SEMAFO Inc.	700	CAD	259,700	CAD	3.50	07/19/19	24,881
The Mosaic Co.	200	USD	546,200	USD	30.00	06/21/19	13,800
The Mosaic Co.	200	USD	546,200	USD	34.00	09/20/19	16,200
The Mosaic Co.	185	USD	505,235	USD	32.00	01/17/20	25,345
Torex Gold Resources Inc.	360	CAD	605,520	CAD	17.00	04/18/19	14,816

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — March 31, 2019 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Torex Gold Resources Inc.	250	CAD	420,500	CAD	15.00	07/19/19	$50,043
Torex Gold Resources Inc.	250	CAD	420,500	CAD	15.00	09/20/19	55,655
VanEck Vectors Gold Miners ETF	300	USD	672,600	USD	21.00	06/21/19	58,200
VanEck Vectors Gold Miners ETF	590	USD	1,322,780	USD	22.00	06/21/19	77,290
VanEck Vectors Gold Miners ETF	300	USD	672,600	USD	24.00	06/21/19	14,700
VanEck Vectors Gold Miners ETF	385	USD	863,170	USD	22.00	08/16/19	67,760
VanEck Vectors Gold Miners ETF	360	USD	807,120	USD	24.00	08/16/19	30,240
VanEck Vectors Gold Miners ETF	650	USD	1,457,300	USD	22.50	09/20/19	104,000
Wheaton Precious Metals Corp.	100	USD	238,200	USD	22.50	06/21/19	18,400
Zoetis Inc.	180	USD	1,812,060	USD	85.00	04/18/19	271,800
Zoetis Inc.	180	USD	1,812,060	USD	85.00	07/19/19	297,000

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$4,115,481

Exchange Traded Put Options Written — (0.1)%
Energy Select Sector SPDR ETF	370	USD	2,446,440	USD	60.00	03/29/19	$370
Energy Select Sector SPDR ETF	395	USD	2,611,740	USD	59.00	06/21/19	22,515
Energy Select Sector SPDR ETF	380	USD	2,512,560	USD	62.00	09/20/19	80,560
VanEck Vectors Gold Miners ETF	2,400	USD	5,380,800	USD	19.00	04/18/19	2,400
VanEck Vectors Gold Miners ETF	2,500	USD	5,605,000	USD	19.00	06/21/19	21,250
VanEck Vectors Gold Miners ETF	1,100	USD	2,466,200	USD	20.00	07/19/19	29,700
VanEck Vectors Gold Miners ETF	1,100	USD	2,466,200	USD	20.50	07/19/19	39,600

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$196,395

TOTAL OPTIONS WRITTEN							$10,222,638